Subsidiary Guarantors - Debt and Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Feb. 23, 2015	Apr. 01, 2014
Senior notes
Subsidiary Guarantors
Issuance of debt	$ 190.9
Senior notes | 2022 Notes
Subsidiary Guarantors
Issuance of debt	$ 90.9		$ 500.0
Senior notes | 2023 Notes
Subsidiary Guarantors
Issuance of debt		$ 250.0
Issuers | Senior notes | 2022 Notes
Subsidiary Guarantors
Issuance of debt			$ 500.0
Issuers | Senior notes | 2023 Notes
Subsidiary Guarantors
Issuance of debt		$ 250.0
JEH | Guarantor Subsidiaries
Subsidiary Guarantors
Ownership percentage in subsidiary guarantors	100.00%